UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-01035

NEWTEK BUSINESS SERVICES CORP.

(Name of Registrant)

1981 Marcus Avenue, Suite 130

Lake Success, NY 11042
(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Newtek Business Services Corp. (the “Company”) to be redeemed:

7.50% Notes due 2022 (CUSIP: 652526 302; NASDAQ: NEWTZ) (the “Notes”).

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on August 29, 2019 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Section 1104 of the Company’s base indenture governing the Notes, dated as of September 23, 2015 (the “Base Indenture”), between the Company and U.S. Bank National Association, as trustee, and (ii) Section 1.01(h) of the First Supplemental Indenture, dated as of September 23, 2015, between the Company and U.S. Bank National Association, as trustee (the “First Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Notes ($8,324,000 aggregate principal amount) pursuant to the terms of the Base Indenture and the First Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 29th day of July, 2019.

NEWTEK BUSINESS SERVICES CORP.

By:	/s/ Christopher Towers
	Name:	Christopher Towers
	Title:	Chief Accounting Officer